Leases (Schedule of Disclosures of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Balance as of January 1,	$ 2,891	$ 2,921
New leases	6,867	125
Adjustments for indexation	81	83
Disposals	(2,676)	(238)
Balance as of December 31,	7,163	2,891
Accumulated depreciation
Balance as of January 1,	1,676	1,373
Depreciation and amortization	565	539
Capitalized to Leasehold improvements	59
Disposals	(1,835)	(236)
Balance as of December 31,	465	1,676
Depreciated cost
December 31,	6,698	1,215
Buildings [Member]
Cost
Balance as of January 1,	2,341	2,267
New leases	6,460	0
Adjustments for indexation	78	74
Disposals	(2,368)	0
Balance as of December 31,	6,511	2,341
Accumulated depreciation
Balance as of January 1,	1,342	1,028
Depreciation and amortization	334	314
Capitalized to Leasehold improvements	59
Disposals	(1,527)	0
Balance as of December 31,	208	1,342
Depreciated cost
December 31,	6,303	999
Motor vehicles [Member]
Cost
Balance as of January 1,	550	654
New leases	407	125
Adjustments for indexation	3	9
Disposals	(308)	(238)
Balance as of December 31,	652	550
Accumulated depreciation
Balance as of January 1,	334	345
Depreciation and amortization	231	225
Capitalized to Leasehold improvements	0
Disposals	(308)	(236)
Balance as of December 31,	257	334
Depreciated cost
December 31,	$ 395	$ 216